Total Capital and Net Income Per Unit Net Income (Loss) Per Common Unit (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Class of Stock [Line Items]
Limited partners’ interest in net income (loss)	$ 37,796	$ 9,810	$ (834)	$ 24,698
Weighted average number of common units	82,197,665	78,603,636	79,629,623	78,600,342
Dilutive effect of unit-based compensation	64,570	81,901	0	81,921
Weighted average number of common units and common unit equivalents (in units)	82,262,235	78,685,537	79,629,623	78,682,263
Basic (usd per unit)	$ 0.46	$ 0.12	$ (0.01)	$ 0.31
Diluted (usd per unit)	$ 0.46	$ 0.12	$ (0.01)	$ 0.31
Limited Partners | Preferred Units
Class of Stock [Line Items]
Dividends, Preferred Stock, Cash	$ 6,400	$ 6,400	$ 12,900	$ 12,900